Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
We historically have not granted, and currently have no plans to grant, option awards and, consequently, we have not adopted a policy with respect to the timing of option awards relative to the disclosure of material nonpublic information.

Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	we have not adopted a policy with respect to the timing of option awards relative to the disclosure of material nonpublic information.